Filed Pursuant to Rule 497(e)
Registration No. 333-270997; 811-23859

Regan Total Return Income Fund

Investor Class	RCTRX
Institutional Class	RCIRX
(the “Fund”)

Supplement dated June 26, 2025 to the Prospectus and
Statement of Additional Information (“SAI”) dated January 31, 2025

Effective June 30, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase or redeem shares of the Fund to:

Regular Mail:
Regan Total Return Income Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Regan Total Return Income Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement with your Prospectus and SAI for reference.